Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Mortgage Fund
Entity Central Index Key	0001496998
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
American Funds Mortgage Fund® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class A
Trading Symbol	MFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.69% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) *Includes derivatives.
American Funds Mortgage Fund® - Class C [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class C
Trading Symbol	MFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hy
po
thetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.45% *
*Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class T [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class T
Trading Symbol	TFMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a hy
poth
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 22	0.44% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives .
American Funds Mrtgage Fund® - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-1
Trading Symbol	MFAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.66% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (pe r cent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-2
Trading Symbol	MFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund
costs
for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.40% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (perce n t of net assets) *Includes derivatives .
American Funds Mortgage Fund® - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class F-3
Trading Symbol	AFFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by cont act ing us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were
the
fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.28% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-A
Trading Symbol	CMFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for
the
last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36	0.72% *
*Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (p erc ent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-C
Trading Symbol	CMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 42 1-42 25 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the
fund
costs
for
the last six months?
(based on a hypo
th
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 75	1.48% *
*Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives .
American Funds Mortgage Fund® - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-E
Trading Symbol	CMFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a hypothetical $10,00
0 inv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 47	0.93% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-T
Trading Symbol	TMFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 25	0.49% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net a sset s) *Includes derivatives .
American Funds Mortgage Fund® - Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-F-1
Trading Symbol	CMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this informa tio n by con tact ing us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.44% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives .
American Funds Mortgage Fund® - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-F-2
Trading Symbol	FFMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 22	0.43% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives .
American Funds Mortgage Fund® - Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class 529-F-3
Trading Symbol	FMMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16	0.31% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of n e t assets) *Includes derivatives .
American Funds Mortgage Fund® - Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-1
Trading Symbol	RMAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by conta cti ng us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.40% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives .
American Funds Mortgage Fund® - Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-2
Trading Symbol	RMABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 70	1.38% *
*Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net ass et s) *Includes derivatives.
American Funds Mortgage Fund® - Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-2E
Trading Symbol	RMBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 49	0.97% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund® - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-3
Trading Symbol	RMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were
the
fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.93% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net as s ets) * Includes derivatives.
American Funds Mortgage Fund® - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-4
Trading Symbol	RMAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 in
ve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives .
American Funds Mortgage Fund® - Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-5E
Trading Symbol	RMAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 24	0.47% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (pe rc ent of net assets) *Includes derivatives .
American Funds Mortgage Fund® - Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-5
Trading Symbol	RMAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 inv
es
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives .
American Funds Mortgage Fund® - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds Mortgage Fund®
Class Name	Class R-6
Trading Symbol	RMAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.28% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 13,120,000,000
Holdings Count | Holding	1,264
Investment Company, Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%

Holdings [Text Block]	Portfolio holdings by asset type (per c ent of net assets) *Includes derivatives.

[1]	Annualized.